Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 4	$ 5	$ 882	$ 825
Other current assets	1,594	1,521
Intercompany receivable, net	0	0
Total Current Assets	1,598	1,526
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on full cost accounting, net	9,712	11,721
Other property and equipment, net	1,091	1,314
Property and equipment held for sale, net	15	144
Total Property and Equipment, Net	10,818	13,179
LONG-TERM ASSETS:
Other long-term assets	319	220
Investments in subsidiaries and intercompany advances	0	0
TOTAL ASSETS	12,735	14,925
CURRENT LIABILITIES:
Current liabilities	2,887	2,419
Intercompany payable, net	0	0
Total Current Liabilities	2,887	2,419
LONG-TERM LIABILITIES:
Long-term debt, net	7,341	9,921
Other long-term liabilities	374	642
Total Long-Term Liabilities	7,715	10,563
EQUITY:
Chesapeake stockholders’ equity	2,092	1,899
Noncontrolling interests	41	44
Total Equity	2,133	1,943	2,567
TOTAL LIABILITIES AND EQUITY	12,735	14,925
Eliminations [Member]
CURRENT ASSETS:
Cash and cash equivalents	(2)	(3)	(25)
Other current assets	0	(1)
Intercompany receivable, net	(6,671)	(9,133)
Total Current Assets	(6,673)	(9,137)
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on full cost accounting, net	0	0
Other property and equipment, net	0	0
Property and equipment held for sale, net	0	0
Total Property and Equipment, Net	0	0
LONG-TERM ASSETS:
Other long-term assets	0	0
Investments in subsidiaries and intercompany advances	(3,257)	(3,163)
TOTAL ASSETS	(9,930)	(12,300)
CURRENT LIABILITIES:
Current liabilities	(2)	(4)
Intercompany payable, net	(6,671)	(9,133)
Total Current Liabilities	(6,673)	(9,137)
LONG-TERM LIABILITIES:
Long-term debt, net	0	0
Other long-term liabilities	0	0
Total Long-Term Liabilities	0	0
EQUITY:
Chesapeake stockholders’ equity	(3,257)	(3,163)
Noncontrolling interests	0	0
Total Equity	(3,257)	(3,163)
TOTAL LIABILITIES AND EQUITY	(9,930)	(12,300)
Parent [Member] | Reportable legal entities [Member]
CURRENT ASSETS:
Cash and cash equivalents	4	5	904
Other current assets	60	154
Intercompany receivable, net	6,671	8,699
Total Current Assets	6,735	8,858
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on full cost accounting, net	0	0
Other property and equipment, net	0	0
Property and equipment held for sale, net	0	0
Total Property and Equipment, Net	0	0
LONG-TERM ASSETS:
Other long-term assets	26	52
Investments in subsidiaries and intercompany advances	3,248	3,201
TOTAL ASSETS	10,009	12,111
CURRENT LIABILITIES:
Current liabilities	523	190
Intercompany payable, net	0	0
Total Current Liabilities	523	190
LONG-TERM LIABILITIES:
Long-term debt, net	7,341	9,921
Other long-term liabilities	53	101
Total Long-Term Liabilities	7,394	10,022
EQUITY:
Chesapeake stockholders’ equity	2,092	1,899
Noncontrolling interests	0	0
Total Equity	2,092	1,899
TOTAL LIABILITIES AND EQUITY	10,009	12,111
Guarantor Subsidiaries [Member] | Reportable legal entities [Member]
CURRENT ASSETS:
Cash and cash equivalents	1	1	2
Other current assets	1,532	1,365
Intercompany receivable, net	0	434
Total Current Assets	1,533	1,800
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on full cost accounting, net	9,664	11,666
Other property and equipment, net	1,091	1,314
Property and equipment held for sale, net	15	144
Total Property and Equipment, Net	10,770	13,124
LONG-TERM ASSETS:
Other long-term assets	293	168
Investments in subsidiaries and intercompany advances	9	(38)
TOTAL ASSETS	12,605	15,054
CURRENT LIABILITIES:
Current liabilities	2,365	2,231
Intercompany payable, net	6,671	9,081
Total Current Liabilities	9,036	11,312
LONG-TERM LIABILITIES:
Long-term debt, net	0	0
Other long-term liabilities	321	541
Total Long-Term Liabilities	321	541
EQUITY:
Chesapeake stockholders’ equity	3,248	3,201
Noncontrolling interests	0	0
Total Equity	3,248	3,201
TOTAL LIABILITIES AND EQUITY	12,605	15,054
Non-Guarantor Subsidiaries [Member] | Reportable legal entities [Member]
CURRENT ASSETS:
Cash and cash equivalents	1	2	$ 1
Other current assets	2	3
Intercompany receivable, net	0	0
Total Current Assets	3	5
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on full cost accounting, net	48	55
Other property and equipment, net	0	0
Property and equipment held for sale, net	0	0
Total Property and Equipment, Net	48	55
LONG-TERM ASSETS:
Other long-term assets	0	0
Investments in subsidiaries and intercompany advances	0	0
TOTAL ASSETS	51	60
CURRENT LIABILITIES:
Current liabilities	1	2
Intercompany payable, net	0	52
Total Current Liabilities	1	54
LONG-TERM LIABILITIES:
Long-term debt, net	0	0
Other long-term liabilities	0	0
Total Long-Term Liabilities	0	0
EQUITY:
Chesapeake stockholders’ equity	9	(38)
Noncontrolling interests	41	44
Total Equity	50	6
TOTAL LIABILITIES AND EQUITY	$ 51	$ 60